Domestic and Foreign Operations (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Revenue from Operations in Domestic and Foreign Regions

The Company has operations in domestic and foreign regions, specifically in Europe, South America and the Asia Pacific region. Information about these operations is presented below (in thousands):

	Year Ended December 31,
	2014	2013	2012
Revenue:
United States	$262,412	$211,473	$173,078
France	59,306	52,222	42,451
United Kingdom	48,996	41,231	35,656
Australia	25,888	3,300	1,141
Germany	24,410	20,719	16,194
Other international	25,750	17,544	11,884

Total revenue	$446,762	$346,489	$280,404

Identifiable Long-Lived Tangible Assets in Domestic and Foreign Regions

	Year Ended December 31,
	2014	2013	2012
Revenue:
United States	$262,412	$211,473	$173,078
France	59,306	52,222	42,451
United Kingdom	48,996	41,231	35,656
Australia	25,888	3,300	1,141
Germany	24,410	20,719	16,194
Other international	25,750	17,544	11,884

Total revenue	$446,762	$346,489	$280,404

	Year Ended December 31,
	2014	2013	2012
Identifiable long-lived tangible assets:
United States	$85,116	$43,673	$32,936
International	10,167	8,472	7,431

Total identifiable long-lived tangible assets	$95,283	$52,145	$40,367